Other Financial Assets - Disclosure of Other Financial Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial assets [line items]
Other financial assets	CAD 195.4	CAD 181.0
Less current portion	9.3	20.9
Long-term portion	186.1	160.1
Investments held for self-insured liabilities [member]
Disclosure of other financial assets [line items]
Other financial assets	147.1	141.1
Holdbacks on long-term contracts [member]
Disclosure of other financial assets [line items]
Other financial assets	39.6	33.9
Indemnifications [member]
Disclosure of other financial assets [line items]
Other financial assets	2.4	2.4
Other assets [member]
Disclosure of other financial assets [line items]
Other financial assets	CAD 6.3	CAD 3.6